Average Annual Total Returns ((Wells Fargo Advantage Strategic Municipal Bond Fund))	0 Months Ended
Oct. 01, 2011
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class A
Average Annual Return:
1 Year	(2.30%)
5 Years	2.18%
10 Years	2.99%
Inception Date of Share Class	Dec. 01, 1994
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.30%)
5 Years	2.18%
10 Years	2.68%
Inception Date of Share Class	Dec. 01, 1994
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.50%)
5 Years	2.15%
10 Years	2.64%
Inception Date of Share Class	Dec. 01, 1994
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class B
Average Annual Return:
1 Year	(3.43%)
5 Years	1.99%
10 Years	2.94%
Inception Date of Share Class	Mar. 21, 1985
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class C
Average Annual Return:
1 Year	0.56%
5 Years	2.36%
10 Years	2.71%
Inception Date of Share Class	Aug. 18, 1997
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(WFA Strategic Municipal Bond Fund - Administrator Class) | Administrator Class
Average Annual Return:
1 Year	2.54%
5 Years	3.40%
10 Years	3.74%
Inception Date of Share Class	Oct. 06, 1997
(WFA Strategic Municipal Bond Fund - Administrator Class) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.53%
5 Years	3.40%
10 Years	3.40%
Inception Date of Share Class	Oct. 06, 1997
(WFA Strategic Municipal Bond Fund - Administrator Class) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.66%
5 Years	3.43%
10 Years	3.40%
Inception Date of Share Class	Oct. 06, 1997
(WFA Strategic Municipal Bond Fund - Administrator Class) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%